1. DESCRIPTION OF BUSINESS AND ORGANIZATION (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Net loss		$ (86,626,099)	$ (21,380,138)
Additional paid-in capital		108,699,950	17,359,932
Accumulated deficit		$ (111,026,803)	$ (24,400,704)
As Originally Presented
Interest expense	$ (799,631)
Net loss	$ (37,773,949)
Net loss per share	$ (0.05)
Additional paid-in capital	$ 35,690,082
Accumulated deficit	(62,174,653)
Amount of Restatement
Interest expense	(33,700,000)
Net loss	$ (33,700,000)
Net loss per share	$ (0.04)
Additional paid-in capital	$ 33,700,000
Accumulated deficit	(33,700,000)
As Restated
Interest expense	(34,499,631)
Net loss	$ (71,473,949)
Net loss per share	$ (0.09)
Additional paid-in capital	$ 69,390,082
Accumulated deficit	$ (95,874,653)